Notes to the Balance Sheet - Summary of Development Funding Bond (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	€ 1,500,474,000		€ 1,256,176,000
Cash Proceeds from Issuing Convertible Bonds	0		0	€ 319,946,211
Financial Liabilities from Future Payments to Royalty Pharma	102,171,167		88,401,374
Development Funding Bond [Member]
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	358,590,000		62,619,000	€ 0
Adjustment for Market Inequity			58,391,000
Cash Receipts from Development Funding Bond	295,421,000	$ 300.0
Cash Proceeds from Issuing Convertible Bonds	0		0
Amortization from Effective Interest Method	11,746,000		1,962,000
Gains (losses) on exchange differences on translation of foreign operations, net of tax	(11,196,000)		2,267,000
Market Inequity	56,700,000				$ 57.6
Financial Liabilities from Future Payments to Royalty Pharma	0		€ 0
Development Funding Bond [Member] | Top of range [member]
Financial Liabilities Royalty Pharma [Line Items]
Cash Payments Development Funding Bond	344,700,000				350.0
Development Funding Bond [Member] | Bottom of range [member]
Financial Liabilities Royalty Pharma [Line Items]
Cash Payments Development Funding Bond	147,700,000				$ 150.0
Royalty Purchase Agreement [Member]
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	€ 58,400,000